Annual Total Returns[BarChart] - SA Invesco Main Street Large Cap Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.07%)	16.89%	31.16%	10.46%	3.00%	11.64%	16.89%	(7.86%)	31.92%	13.38%